Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Portfolio – Partners International Value Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, materials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the energy, utilities and real estate sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Hon Hai Precision Industry Co., Ltd., a Taiwan-based manufacturer of electronic products and technology solutions; SAP SE, a provider of enterprise application software; TDK Corp., a Japan-based manufacturer of sensors and magnetic application products; and Tesco PLC, a United Kingdom-based retailer and bank, were among the top contributors to the Fund’s relative performance. A relative underweight to BHP Group Ltd., an Australia-based mining company, also contributed to relative performance during the period.
Top Performance Detractors
Stock selection
| Selections in the industrials, health care and consumer staples sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Underweights to the financials and communication services sectors, and an overweight to the consumer discretionary sector, detracted from relative performance during the period.
Individual holdings
| Fund positions in Teleperformance SE, a France-based business process outsourcing provider; Randstad NV, a Netherlands-based HR solutions provider; Samsung Electronics Co., Ltd., a South Korea-based manufacturer of electronics and semiconductor components; and Brazil-based Ambev SA, a producer and distributor of beverages, were top detractors from relative performance during the period. No exposure to Mitsubishi UFJ Financial Group, a Japan-based bank holding company, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	4.62	3.13	3.26
MSCI EAFE Value Index (Net)	5.68	5.09	4.31
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,313,740,279
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 11,542,001
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,313,740,279
Total number of portfolio holdings	159
Management services fees (represents 0.82% of Fund average net assets)	$ 11,542,001
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Roche Holding AG, Genusschein Shares	2.4%
Sanofi SA	2.1%
Reckitt Benckiser Group PLC	1.8%
BASF SE	1.6%
Julius Baer Group Ltd.	1.5%
Daimler Truck Holding AG	1.5%
ArcelorMittal SA	1.4%
Rexel SA	1.4%
Amundi SA	1.4%
Accor SA	1.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Roche Holding AG, Genusschein Shares	2.4%
Sanofi SA	2.1%
Reckitt Benckiser Group PLC	1.8%
BASF SE	1.6%
Julius Baer Group Ltd.	1.5%
Daimler Truck Holding AG	1.5%
ArcelorMittal SA	1.4%
Rexel SA	1.4%
Amundi SA	1.4%
Accor SA	1.2%

Variable Portfolio – Partners International Value Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, materials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the energy, utilities and real estate sectors buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Hon Hai Precision Industry Co., Ltd., a Taiwan-based manufacturer of electronic products and technology solutions; SAP SE, a provider of enterprise application software; TDK Corp., a Japan-based manufacturer of sensors and magnetic application products; and Tesco PLC, a United Kingdom-based retailer and bank, were among the top contributors to the Fund’s relative performance. A relative underweight to BHP Group Ltd., an Australia-based mining company, also contributed to relative performance during the period.
Top Performance Detractors
Stock selection
| Selections in the industrials, health care and consumer staples sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Underweights to the financials and communication services sectors, and an overweight to the consumer discretionary sector, detracted from relative performance during the period.
Individual holdings
| Fund positions in Teleperformance SE, a France-based business process outsourcing provider; Randstad NV, a Netherlands-based HR solutions provider; Samsung Electronics Co., Ltd., a South Korea-based manufacturer of electronics and semiconductor components; and Brazil-based Ambev SA, a producer and distributor of beverages, were top detractors from relative performance during the period. No exposure to Mitsubishi UFJ Financial Group, a Japan-based bank holding company, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	4.30	2.87	3.00
MSCI EAFE Value Index (Net)	5.68	5.09	4.31
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,313,740,279
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 11,542,001
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,313,740,279
Total number of portfolio holdings	159
Management services fees (represents 0.82% of Fund average net assets)	$ 11,542,001
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Roche Holding AG, Genusschein Shares	2.4%
Sanofi SA	2.1%
Reckitt Benckiser Group PLC	1.8%
BASF SE	1.6%
Julius Baer Group Ltd.	1.5%
Daimler Truck Holding AG	1.5%
ArcelorMittal SA	1.4%
Rexel SA	1.4%
Amundi SA	1.4%
Accor SA	1.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Roche Holding AG, Genusschein Shares	2.4%
Sanofi SA	2.1%
Reckitt Benckiser Group PLC	1.8%
BASF SE	1.6%
Julius Baer Group Ltd.	1.5%
Daimler Truck Holding AG	1.5%
ArcelorMittal SA	1.4%
Rexel SA	1.4%
Amundi SA	1.4%
Accor SA	1.2%